PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 99.2%
Asset-Backed Securities 15.3%
Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	6.438%(c)	04/20/35		25,000	$24,465,537
Apidos CLO Ltd. (Jersey), Series 2022-42A, Class D, 144A, 3 Month SOFR + 5.760% (Cap N/A, Floor 5.760%)	10.356(c)	01/20/36		1,500	1,497,263
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)	6.900(c)	07/20/34		250	238,238
Series 2023-01A, Class B, 144A, 3 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	7.429(c)	04/20/35		13,250	13,240,538
Series 2023-01A, Class D, 144A, 3 Month SOFR + 5.500% (Cap N/A, Floor 5.500%)	10.379(c)	04/20/35		7,220	7,280,071
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	7.167(c)	04/20/35		8,500	8,620,208
Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.867(c)	04/20/35		5,000	4,976,108
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class BR, 144A, 3 Month LIBOR + 1.720% (Cap N/A, Floor 1.720%)	6.993(c)	04/24/34		5,000	4,803,025
Series 2021-21A, Class A, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	6.440(c)	07/15/34		4,225	4,117,254

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	6.342(c)	07/27/31		4,939	4,885,743
CarVal CLO Ltd. (Jersey),
Series 2023-01A, Class A2, 144A, 3 Month SOFR + 2.350% (Cap N/A, Floor 2.350%)	7.033(c)	01/20/35		3,975	3,957,129
Series 2023-01A, Class B1, 144A, 3 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.433(c)	01/20/35		3,975	3,929,427

CBAM Ltd. (Cayman Islands), Series 2018-07A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.350(c)	07/20/31		10,000	9,850,211
CIFC European Funding CLO DAC (Ireland), Series 03A, Class B1, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 1.500%)	4.677(c)	01/15/34	EUR	2,000	2,027,220

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

CIFC Funding Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	6.290%(c)	04/20/31	1,000	$988,406
Columbia Cent CLO Ltd. (Cayman Islands), Series 2020-29A, Class BR, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	6.950(c)	10/20/34	15,000	14,430,525
Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)	6.358(c)	04/26/31	1,610	1,586,907
Guggenheim CLO Ltd. (Cayman Islands), Series 2022-02A, Class B, 144A, 3 Month SOFR + 3.800% (Cap N/A, Floor 3.800%)	8.441(c)	01/15/35	3,750	3,754,580
HPS Loan Management Ltd. (Cayman Islands), Series 2023-18A, Class B, 144A	—(p)	07/20/36	17,900	17,900,000
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)	6.425(c)	10/20/31	997	981,442
KKR CLO Ltd. (Cayman Islands), Series 2022-41A, Class B, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	6.886(c)	04/15/35	12,500	11,887,187
Logan CLO Ltd. (Cayman Islands), Series 2021-02A, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.950(c)	01/20/35	2,950	2,865,151
Madison Park Funding Ltd. (Cayman Islands), Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	6.276(c)	10/15/32	2,500	2,475,331
Medalist Partners Corporate Finance CLO Ltd. (Cayman Islands), Series 2021-01A, Class A2, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	7.100(c)	10/20/34	4,725	4,559,586
Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A2R, 144A, 3 Month LIBOR + 1.780% (Cap N/A, Floor 0.000%)	7.040(c)	07/15/31	9,250	8,918,039
Nassau Ltd. (Jersey), Series 2022-01A, Class B, 144A, 3 Month SOFR + 3.620% (Cap N/A, Floor 3.620%)	8.268(c)	01/15/31	5,250	5,248,443
Oaktree CLO Ltd. (Cayman Islands), Series 2019-04A, Class BR, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.950(c)	10/20/32	9,500	9,124,936

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

OCP CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	6.236%(c)	01/15/33		15,000	$14,695,413
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class AJ, 144A, 3 Month SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.855(c)	01/20/35		3,200	3,205,488
Series 2023-12A, Class B, 144A, 3 Month SOFR + 3.150% (Cap N/A, Floor 3.150%)	8.105(c)	01/20/35		11,950	11,946,125

Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2022-03A, Class A2, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.986(c)	04/15/31		7,000	6,949,862
Rad CLO Ltd. (Cayman Islands), Series 2023-19A, Class B, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	7.745(c)	04/20/35		18,900	18,897,294
Sixth Street CLO Ltd. (Cayman Islands), Series 2021-19A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.350(c)	07/20/34		5,000	4,886,967
Sound Point CLO Ltd. (Jersey), Series 2022-35A, Class B, 144A, 3 Month SOFR + 3.100% (Cap N/A, Floor 3.100%)	7.696(c)	01/26/36		17,700	17,709,579
Sound Point CLO Ltd., Series 2020-02A, Class DR, 144A, 3 Month LIBOR + 3.350% (Cap N/A, Floor 3.350%)	8.605(c)	10/25/34		1,500	1,306,974
St. Pauls CLO (Ireland), Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	4,500	3,969,314
Symphony CLO Ltd. (Cayman Islands), Series 2016-18A, Class A1RR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.373(c)	07/23/33		5,000	4,901,316
Texas Debt Capital CLO Ltd. (Cayman Islands), Series 2023-2A, Class B, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	7.816(c)	07/21/35		18,900	18,882,650
Tikehau US CLO Ltd. (Bermuda), Series 2022-02A, Class B, 144A, 3 Month SOFR + 3.560% (Cap N/A, Floor 3.560%)	8.350(c)	01/20/32		6,250	6,222,578
Trinitas CLO Ltd. (Cayman Islands),
Series 2021-15A, Class B1, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.973(c)	04/22/34		8,350	7,939,351
Series 2022-20A, Class B, 144A, 3 Month SOFR + 2.460% (Cap N/A, Floor 2.460%)	7.508(c)	07/20/35		10,000	9,805,887

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Voya CLO Ltd. (Cayman Islands), Series 2019-03A, Class BR, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)	6.910%(c)	10/17/32	8,650	$8,373,597
Zais CLO Ltd. (Cayman Islands), Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	7.450(c)	07/15/31	1,500	1,460,016

Total Asset-Backed Securities (cost $321,474,539)				319,760,916
Convertible Bond 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica), Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (cost $30,500)	7.000	06/16/23(oo)	207	22,770
Corporate Bonds 14.8%
Airlines 0.2%
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A	5.750	01/20/26	125	116,094
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	375	298,125
Sr. Unsec’d. Notes, 144A(a)	7.875	05/01/27	3,575	3,226,437
				3,640,656
Apparel 0.0%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	1,100	921,072
Auto Parts & Equipment 0.1%
Dana, Inc., Sr. Unsec’d. Notes	4.500	02/15/32	1,480	1,186,872

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks 10.4%
Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300%(ff)	01/28/25(oo)	37,763	$33,222,083
Jr. Sub. Notes, Series RR	4.375(ff)	01/27/27(oo)	6,384	5,345,449
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	3,600	3,002,923
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	17,875	16,554,299
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	56,123	48,640,109
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	3,000	2,363,739
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	20,058	16,369,579

JPMorgan Chase & Co., Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	74,966	69,458,333
Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	9.659(c)	09/30/24	2,669	2,508,117
U.S. Bancorp, Jr. Sub. Notes	3.700(ff)	01/15/27(oo)	4,250	3,130,603
Wells Fargo & Co., Jr. Sub. Notes, Series S	5.900(ff)	06/15/24(oo)	16,805	16,583,062
				217,178,296
Building Materials 0.2%
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	1,975	1,873,849
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A(a)	6.000	11/01/28	3,603	3,357,516
				5,231,365
Chemicals 0.1%
Chemours Co. (The), Gtd. Notes, 144A	4.625	11/15/29	2,625	2,128,852
Tronox, Inc., Gtd. Notes, 144A	4.625	03/15/29	200	162,352
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A	5.750	07/15/25(d)	100	10,923
Sr. Sec’d. Notes, 144A	9.500	07/01/25(d)	250	185,625
				2,487,752

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services 0.2%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A(a)	5.500%	03/01/28	1,846	$1,720,488
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unsec’d. Notes, 144A	6.000	06/01/29	400	295,965
Hertz Corp. (The), Gtd. Notes, 144A	5.000	12/01/29	1,475	1,183,910
				3,200,363
Electric 0.9%
Calpine Corp., Sr. Unsec’d. Notes, 144A(a)	4.625	02/01/29	8,725	7,374,685
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	7,375	6,493,023
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	5,225	4,884,148

Vistra Operations Co. LLC, Gtd. Notes, 144A	4.375	05/01/29	69	60,366
				18,812,222
Entertainment 0.0%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26	393	250,159
Home Builders 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	4.625	04/01/30	3,960	3,285,427
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	4.875	02/15/30	4,200	3,187,212
				6,472,639

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Housewares 0.1%
Scotts Miracle-Gro Co. (The), Gtd. Notes	4.375%	02/01/32		500	$399,769
SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29		2,550	1,521,340
					1,921,109
Internet 0.4%
United Group BV (Slovenia),
Sr. Sec’d. Notes, 3 Month EURIBOR + 3.250% (Cap N/A, Floor 0.000%)	6.573(c)	02/15/26	EUR	5,000	5,051,350
Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 4.875% (Cap N/A, Floor 4.875%)	8.125(c)	02/01/29	EUR	4,000	3,914,819
					8,966,169
Media 0.3%
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		200	86,124
Sr. Unsec’d. Notes, 144A	5.000	11/15/31		2,857	1,238,757
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27(d)		3,075	87,087
Sec’d. Notes, 144A	5.375	08/15/26(d)		2,080	86,328

DISH DBS Corp., Gtd. Notes	7.750	07/01/26		1,000	572,758
DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		2,800	2,692,294
Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A	4.125	12/01/30		3,000	1,956,934
					6,720,282
Oil & Gas 0.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes^	7.875	12/15/24(d)		6,725	45,730
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		2,775	2,507,322
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		3,750	3,364,691

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Nabors Industries, Inc., Gtd. Notes, 144A	7.375%	05/15/27	2,630	$2,469,837
				8,387,580
Packaging & Containers 0.1%
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	3,250	2,663,927
Pharmaceuticals 0.1%
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	02/15/29	1,250	550,000
Gtd. Notes, 144A	5.250	01/30/30	525	223,230
Gtd. Notes, 144A	6.250	02/15/29	759	333,960
				1,107,190
Real Estate 0.1%
Howard Hughes Corp. (The), Gtd. Notes, 144A	4.375	02/01/31	1,745	1,392,474
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	1,025	785,370
				2,177,844
Real Estate Investment Trusts (REITs) 0.5%
Diversified Healthcare Trust,
Gtd. Notes(a)	4.375	03/01/31	10,519	7,533,383
Gtd. Notes	9.750	06/15/25	701	678,853
Sr. Unsec’d. Notes	4.750	05/01/24	350	319,198
Sr. Unsec’d. Notes(a)	4.750	02/15/28	1,375	935,245
				9,466,679

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail 0.1%
At Home Group, Inc., Gtd. Notes, 144A	7.125%	07/15/29	124	$118,167
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31	4,070	2,811,934
				2,930,101
Telecommunications 0.3%
Digicel Group Holdings Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000%	8.000	04/01/25	300	117,244
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26	242	51,962
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25	759	515,883
Sr. Sec’d. Notes, 144A	8.750	05/25/24	3,005	2,739,248

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	07/01/23	8,113	1,541,470
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes^	5.500	08/01/23(d)	2,975	3
Gtd. Notes, 144A^	8.500	10/15/24(d)	25	—
Gtd. Notes, 144A^	9.750	07/15/25(d)	25	—
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.750	07/15/29	1,000	521,329
Sr. Sec’d. Notes, 144A	10.500	05/15/30	498	472,979
				5,960,118

Total Corporate Bonds (cost $365,658,367)				309,682,395
Floating Rate and Other Loans 67.5%
Advertising 0.5%
Terrier Media Buyer, Inc., 2021 Refinancing Term B Loans, 3 Month LIBOR + 3.500%	8.659(c)	12/17/26	11,547	9,486,109

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Aerospace & Defense 0.2%
TransDigm, Inc., Tranche I Term Loan, 3 Month SOFR + 3.250%	8.148%(c)	08/24/28	4,100	$4,069,763
Agriculture 0.2%
Alltech, Inc., Term B Loan, 1 Month SOFR + 4.114%	9.268(c)	10/13/28	4,398	4,229,857
Airlines 3.0%
Air Canada (Canada), Term Loan, 3 Month LIBOR + 3.500%	8.839(c)	08/11/28	7,821	7,787,189
American Airlines, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.750%	10.000(c)	04/20/28	19,100	19,162,075
Seventh Amendment Extended Term Loan, 6 Month SOFR + 3.178%	8.154(c)	02/15/28	7,000	6,752,081

Mileage Plus Holdings LLC, Initial Term Loan, 3 Month LIBOR + 5.250%	10.213(c)	06/21/27	6,377	6,593,715
United Airlines, Inc., Class B Term Loan, 1 Month LIBOR + 3.750%	8.888(c)	04/21/28	22,799	22,645,006
				62,940,066
Apparel 0.8%
Calceus Acquisition, Inc., Term Loan, 3 Month LIBOR + 5.500%	10.659(c)	02/12/25	10,816	10,437,260
Fanatics Commerce Intermediate Holdco LLC, Initial Term Loan, 1 Month LIBOR + 3.250%	8.403(c)	11/24/28	7,079	7,030,460
				17,467,720
Auto Manufacturers 0.2%
Novae LLC, Tranche B Term Loan, 6 Month SOFR + 5.000%	10.338(c)	12/22/28	5,235	4,423,478
Auto Parts & Equipment 1.0%
Adient US LLC, Term B-1 Loan, 1 Month SOFR + 3.364%	8.518(c)	04/10/28	2,410	2,401,182
Clarios Global LP, 2023 Term Loans, 1 Month SOFR + 3.750%	8.903(c)	05/06/30	6,400	6,364,000

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Auto Parts & Equipment (cont’d.)
First Brands Group LLC,
2022-Ii Incremental Termloan, 6 Month SOFR + 5.000%	10.246%(c)	03/30/27		4,464	$4,296,420
First Lien 2021 Term Loan, 6 Month SOFR + 5.000%	10.252(c)	03/30/27		5,345	5,145,000

Truck Hero, Inc., Initial Term Loan, 1 Month SOFR + 3.864%	9.018(c)	01/31/28		3,491	3,184,314
					21,390,916
Banks 0.1%
Walker & Dunlop, Inc., Incremental Term B Loan, 1 Month SOFR + 3.100%^	8.253(c)	12/16/28		2,350	2,326,500
Beverages 0.8%
City Brewing Co. LLC, First Lien Closing Date Term Loan, 3 Month LIBOR + 3.500%	8.760(c)	04/05/28		12,924	5,643,375
Pegasus Bidco BV (United Kingdom), Initial Pounds Sterling Term Loan, SONIA + 5.250%	9.616(c)	07/12/29	GBP	9,300	11,289,153
					16,932,528
Building Materials 1.7%
Cornerstone Building Brands, Inc.,
New Term Loan B, 1 Month SOFR + 3.350%	8.409(c)	04/12/28		5,431	4,920,514
Term Loan, 1 Month SOFR + 5.625%	10.684(c)	08/01/28		2,419	2,262,916

CP Atlas Buyer, Inc., Term B Loan, 1 Month SOFR + 3.850%	9.003(c)	11/23/27		4,598	4,131,599
Emerald Borrower LP, Term Loan	—(p)	05/31/30		7,750	7,657,969
Hunter Douglas, Inc. (Netherlands), Tranche B-1 Term Loans, 3 Month SOFR + 3.500%	8.666(c)	02/26/29		9,182	8,401,313
Oscar Acquisitionco LLC, Term B Loan, 3 Month SOFR + 4.600%	9.498(c)	04/29/29		1,907	1,811,298

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Building Materials (cont’d.)

Smyrna Ready Mix Concrete LLC, Initial Term Loan, 1 Month SOFR + 4.350%	9.503%(c)	04/02/29	2,835	$2,820,552
Vector WP HoldCo, Inc., Initial Term B Loan, 1 Month LIBOR + 5.000%	10.188(c)	10/12/28	2,963	2,910,656
				34,916,817
Chemicals 3.8%
Ascend Performance Materials Operations LLC, 2021 Refinancing Term Loan, 6 Month SOFR + 4.850%	9.715(c)	08/27/26	5,785	5,493,225
ColourOZ Investment LLC,
First Lien Initial Term B-2 Loan, 3 Month LIBOR + 4.250%	9.719(c)	09/21/23	14,533	9,737,279
First Lien Initial Term C Loan (First Lien), 3 Month LIBOR + 4.250%	9.719(c)	09/21/23	2,387	1,599,323
Second Lien Initial Term B-2 Loan, 3 Month LIBOR + 4.250%	9.370(c)	09/21/24	137	56,994

Diamond BC BV, Term Loan B, 1 Month SOFR + 2.864%	8.037(c)	09/29/28	7,980	7,960,846
Geon Performance Solutions LLC, Initial Term Loan, 3 Month LIBOR + 4.500%	9.659(c)	08/18/28	6,255	6,174,334
Ineos Finance PLC (Luxembourg), 2030 Dollar Term Loans, 1 Month SOFR + 3.600%	8.753(c)	02/18/30	3,225	3,198,126
Ineos US Petrochem LLC,
2026 Tranche B Dollar Term Loan, 1 Month SOFR + 2.864%	8.018(c)	01/29/26	5,084	5,024,060
2030 Tranche B Dollar Term Loan, 1 Month SOFR + 3.850%	9.003(c)	03/14/30	2,600	2,582,125

Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.750%	9.895(c)	06/28/28	3,657	3,130,893
LSF11 A5 HoldCo, LLC, Incremental Term Loan, 1 Month SOFR + 4.350%	9.503(c)	10/15/28	6,575	6,427,063
Luxembourg Investment Co. Sarl (Luxembourg), Initial Term Loan, 3 Month SOFR + 5.000%	9.898(c)	01/03/29	6,859	5,007,346
Mativ Holdings, Inc., Term B Loan, 1 Month LIBOR + 3.750%	8.938(c)	04/20/28	1,493	1,418,730
Nouryon Finance BV, 2023 Term Loan, 3 Month SOFR + 4.100%	8.990(c)	04/03/28	3,120	3,065,400

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Chemicals (cont’d.)

Olympus Water US Holding Corp., Term Loan, 1 Month SOFR + 5.000%	5.000%(c)	11/09/28	4,600	$4,354,668
Tronox Finance LLC, First Lien 2022 Incremental Term Loan, 3 Month SOFR + 3.250%	8.148(c)	04/04/29	7,218	7,151,454
Vantage Specialty Chemicals, Inc., First Lien 2023 Other Term Loan, 1 Month SOFR + 4.750%	9.809(c)	10/26/26	4,539	4,282,193
Venator Materials LLC,
DIP Loan, 1 Month SOFR + 10.000%	15.068(c)	12/31/23	1,787	1,795,439
Initial Term Loan	9.360	08/08/24	1,162	667,869
				79,127,367
Commercial Services 5.2%
Albion Financing SARL, 2023 Incremental Us Dollar Term Loans, 3 Month SOFR + 5.500%	10.651(c)	08/17/26	4,025	3,964,625
Allied Universal Holdco LLC, Term Loan USD, 1 Month SOFR + 3.850%	9.003(c)	05/12/28	5,339	5,006,903
Amentum Government Services Holdings LLC, Tranche 3 Term Loan, 6 Month SOFR + 4.000%	8.898(c)	02/15/29	11,735	10,884,582
ArchKey Holdings, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 5.250%	10.404(c)	06/29/28	2,603	2,547,841
Cimpress PLC, Tranche B-1 Term Loan, 1 Month LIBOR + 3.500%	8.654(c)	05/17/28	4,232	4,036,395
CoreLogic Inc, First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	8.688(c)	06/02/28	14,656	13,080,579
Electro Rent Corporation, Extended Term Loan, 3 Month SOFR + 5.500%	10.271(c)	11/01/24	1,492	1,413,710
Fly Funding II Sarl (Luxembourg), Term Loan B, 3 Month LIBOR + 1.750%	7.090(c)	08/11/25	16,898	15,456,366
Indy US Holdco LLC,
Fifth Amendment Incremental Term Loan, 1 Month SOFR + 6.250%	11.403(c)	03/06/28	4,071	3,653,688
Term Loan	—(p)	03/31/28	8,399	7,538,136

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Commercial Services (cont’d.)

Kingpin Intermediate Holdings LLC, Amendment No. 8 Term Loan, 1 Month SOFR + 3.500%	8.653%(c)	02/08/28	2,479	$2,459,694
Kuehg Corp., Term Loan, 1 Month SOFR + 5.000%	10.050(c)	05/31/30	6,950	6,624,219
Latham Pool Products, Inc., Initial Term Loans, 3 Month SOFR + 4.150%	9.313(c)	02/23/29	9,603	8,936,792
Mavis Tire Express Services TopCo LP, First Lien Initial Term Loan, 1 Month SOFR + 4.000%	9.268(c)	05/04/28	3,742	3,601,660
MPH Acquisition Holdings LLC, Initial Term Loan, 3 Month LIBOR + 4.250%	9.726(c)	09/01/28	10,309	8,607,701
Spectrum Group Buyer, Inc., Term Loan B, 6 Month SOFR + 6.500%	11.324(c)	05/19/28	4,888	4,614,390
Vaco Holdings LLC, Initial Term Loan, 3 Month SOFR + 5.000%	10.048(c)	01/19/29	1,758	1,588,376
WMB Holdings, Inc., Tranche B USD Term Loans, 1 Month SOFR + 3.350%	8.503(c)	11/02/29	4,821	4,808,960
				108,824,617
Computers 3.0%
ConvergeOne Holdings Corp., First Lien Initial Term Loan, 6 Month LIBOR + 5.000%	10.372(c)	01/04/26	12,590	7,887,667
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	8.843(c)	03/01/29	14,829	13,846,602
Peraton Corp., First Lien Term B Loan, 1 Month SOFR + 3.850%	9.003(c)	02/01/28	11,295	10,734,484
Procera Networks, Inc. (Canada), Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%	9.654(c)	10/31/25	8,731	8,076,587
Redstone Holdco LP, First Lien Initial Term Loan, 3 Month LIBOR + 4.750%	10.005(c)	04/27/28	7,500	6,375,154

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Computers (cont’d.)
VeriFone Systems, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	9.476%(c)	08/20/25		11,289	$9,790,733
Western Digital Corp., Initial Dollar Term B Loan, 1 Month SOFR + 2.850%	7.948(c)	08/17/29		5,607	5,532,613
					62,243,840
Cosmetics/Personal Care 0.5%
Rainbow Finco Sarl (Luxembourg), Facility B3 Loan, SONIA + 4.750%	8.891(c)	02/23/29	GBP	9,275	10,744,424
Distribution/Wholesale 0.3%
AIP RD Buyer Corp., 2023 Incremental Term Loan, 1 Month SOFR + 5.000%	10.152(c)	12/22/28		735	714,788
Gloves Buyer, Inc., Term Loan^	—(p)	12/29/27		740	711,325
Quimper AB (Sweden), New Facility B, 3 Month EURIBOR + 2.925%	5.977(c)	02/16/26	EUR	4,500	4,648,711
					6,074,824
Diversified Financial Services 2.0%
Castlelake Aviation Finance DAC, 2023 Incremental Term Loan, 3 Month SOFR + 2.750%	7.783(c)	10/22/27		6,025	5,899,383
Castlelake Aviation One DAC, Initial Term Loan, 3 Month LIBOR + 2.750%	7.616(c)	10/22/26		6,734	6,604,444
Eisner Advisory Group LLC, 2022 Incremental Term Facility, 1 Month SOFR + 5.250%^	10.518(c)	07/28/28		1,471	1,460,269
Hudson River Trading LLC, Term Loan, 1 Month SOFR + 3.114%	8.268(c)	03/20/28		16,730	15,778,750
LHS Borrower LLC, Initial Term Loan, 1 Month SOFR + 4.850%	10.003(c)	02/16/29		4,518	3,479,168

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Diversified Financial Services (cont’d.)
Paysafe Holdings U.S. Corp., Facility B1, 1 Month LIBOR + 2.750%	8.018%(c)	06/28/28	4,722	$4,557,013
VFH Parent LLC, Initial Term Loan, 1 Month SOFR + 3.100%	8.198(c)	01/13/29	4,163	4,050,876
				41,829,903
Electric 0.6%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 5.000%	12.500(c)	07/30/26	11,994	3,565,221
Lightstone HoldCo LLC,
Extended Term C Loan, 1 Month SOFR + 5.750%	10.903(c)	01/29/27	534	475,231
Extended Term Loan B, 1 Month SOFR + 5.750%	10.903(c)	01/29/27	9,455	8,409,034
				12,449,486
Electronics 0.8%
II-VI, Inc., Term Loan B, 1 Month SOFR + 2.864%	8.018(c)	07/02/29	9,211	9,087,534
Ingram Micro, Inc., Initial Term Loan, 3 Month LIBOR + 3.500%	8.659(c)	06/30/28	4,832	4,642,077
TTM Technologies, Inc., Term Loan^	—(p)	06/30/30	3,275	3,254,531
				16,984,142
Entertainment 3.4%
Allen Media LLC, Term B Loan, 3 Month SOFR + 5.650%	10.548(c)	02/10/27	17,347	14,961,911
AP Gaming I LLC, Term B Loans, 1 Month SOFR + 4.100%	9.253(c)	02/15/29	7,747	7,507,774
Caesars Entertainment, Inc., Term B Loan, 1 Month SOFR + 3.350%	8.503(c)	02/06/30	9,950	9,862,938
CBAC Borrower LLC, Term B Loan, 1 Month SOFR + 4.000%	9.268(c)	07/08/24	4,104	4,040,087
Cinemark USA, Inc., Term Loan	—(p)	05/24/30	5,175	5,090,906
Entain Holdings Gibraltar Ltd., Facility B2, 6 Month SOFR + 3.600%	8.437(c)	10/31/29	3,312	3,306,720

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Entertainment (cont’d.)
Flutter Entertainment PLC (Ireland), Third Amendment 2028-B Term Loan, 3 Month SOFR + 3.512%	8.410%(c)	07/22/28	1,181	$1,183,344
Golden Entertainment, Inc.,
Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%	8.160(c)	10/21/24	591	589,436
Term B1 Facility Term Loan, 1 Month SOFR + 2.850%^	7.961(c)	05/28/30	6,135	6,096,280

J&J Ventures Gaming LLC, Initial Term Loan, 3 Month LIBOR + 4.000%	9.159(c)	04/26/28	1,178	1,144,469
Maverick Gaming LLC, Term Loan B, 3 Month LIBOR + 7.500%	12.976(c)	09/03/26	9,121	7,022,887
Raptor Acquisition Corp., Term B Loan, 3 Month LIBOR + 4.000%	8.947(c)	11/01/26	4,014	3,968,629
Scientific Games Holdings LP, Initial Dollor Term Loan, 3 Month SOFR + 3.500%	8.421(c)	04/04/29	6,184	5,961,830
				70,737,211
Environmental Control 0.2%
Covanta Holding Corp.,
Initial Term B Loan, 1 Month SOFR + 2.500%	7.653(c)	11/30/28	2,272	2,235,878
Initial Term C Loan, 1 Month SOFR + 2.500%	7.653(c)	11/30/28	172	169,173

GFL Environmental, Inc. (Canada), 2023 Refinancing Term Loan, 3 Month SOFR + 3.100%	8.145(c)	05/31/27	1,739	1,736,230
				4,141,281
Foods 0.3%
BCPE North Star U.S. Holdco, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.000%^	9.159(c)	06/09/28	6,543	5,888,664
Forest Products & Paper 0.4%
Domtar Corp., Initial Term Loan, 1 Month LIBOR + 5.500%	10.608(c)	11/30/28	9,210	8,979,586

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Healthcare-Products 0.3%
Mozart Borrower LP, Initial Dollar Term Loan, 1 Month LIBOR + 3.250%	8.404%(c)	10/23/28	5,785	$5,600,981
Healthcare-Services 2.0%
Accelerated Health Systems LLC, Initial Term B Loan, 3 Month SOFR + 4.250%	9.248(c)	02/15/29	15,579	11,655,080
Envision Healthcare Corp.,
Second Out Term Loan, 3 Month SOFR + 4.250%	9.148(c)	03/31/27	439	65,839
Third Out Term Loan, 3 Month SOFR + 3.750%	8.648(c)	03/31/27	206	180

eResearch Technology, Inc., First Lien Initial Term Loan, 1 Month SOFR + 4.614%	9.768(c)	02/04/27	3,017	2,778,636
LifePoint Health, Inc., First Lien Term B Loan, 3 Month LIBOR + 3.750%	9.023(c)	11/16/25	8,400	7,386,750
Phoenix Guarantor, Inc.,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%	8.404(c)	03/05/26	2,280	2,204,372
Tranche B3 Term Loan, 1 Month LIBOR + 3.500%	8.654(c)	03/05/26	8,253	7,979,556
Sound Inpatient Physicians Holdings LLC,
First Lien 2021 Incremental Term Loan, 3 Month LIBOR + 3.000%	8.273(c)	06/27/25	1,253	800,676
First Lien Initial Term Loan, 3 Month LIBOR + 3.000%^	8.273(c)	06/27/25	1,974	1,283,161

Sound Inpatient Physicians, Inc., Second Lien Initial Loan, 3 Month LIBOR + 6.750%	12.023(c)	06/26/26	12,776	7,793,614
				41,947,864
Holding Companies-Diversified 0.2%
Belfor Holdings, Inc., First Lien Tranche B-2 Term Loan, 1 Month SOFR + 4.250%^	9.403(c)	04/06/26	4,650	4,632,562
Home Furnishings 0.8%
Osmosis Buyer Limited, Initial Term B Loans, 1 Month SOFR + 3.750%	8.804(c)	07/31/28	2,200	2,116,320
Snap One Holdings Corp., Initial Term Loan, 3 Month LIBOR + 4.500%	9.659(c)	12/08/28	5,519	5,167,398

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Home Furnishings (cont’d.)
TGP Holdings III LLC, First Lien Closing Date Term Loan, 1 Month LIBOR + 3.250%	8.404%(c)	06/29/28	5,282	$4,359,490
Weber-Stephen Products LLC,
2022 Incrementeal Term B Loan, 1 Month SOFR + 4.350%	9.503(c)	10/30/27	4,133	3,637,260
Initial Term B Loan, 1 Month SOFR + 3.250%	8.403(c)	10/30/27	2,286	2,006,272
				17,286,740
Household Products/Wares 0.1%
Kronos Acquisition Holdings, Inc. (Canada), Tranche B-1 Term Loan, 1 Month LIBOR + 3.750%	8.904(c)	12/22/26	2,801	2,666,505
Housewares 0.3%
SWF Holdings I Corp., Initial Term Loan, PRIME + 3.000%	10.202(c)	10/06/28	6,262	5,181,402
Insurance 2.2%
Acrisure LLC,
2021-1 Additional Term Loan, 1 Month LIBOR + 3.750%	8.904(c)	02/15/27	1,216	1,132,842
First Lien 2021-2 Additional Term Loan, 1 Month LIBOR + 4.250%	9.404(c)	02/15/27	1,580	1,496,063
Term Loan B 2020, 1 Month LIBOR + 3.500%	8.654(c)	02/15/27	17,905	16,629,346
Asurion LLC,
New B-04 Term Loan, 1 Month LIBOR + 5.250%	10.404(c)	01/20/29	9,660	7,874,567
New B-09 Term Loan, 1 Month LIBOR + 3.250%	8.404(c)	07/31/27	16,826	15,259,253
New B-10 Term Loan, 1 Month SOFR + 4.100%	9.253(c)	08/19/28	2,298	2,108,464
New B-11 Term Loan, 1 Month SOFR + 4.250%	9.404(c)	08/21/28	1,100	1,011,450
				45,511,985

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Internet 0.9%
MH Sub I LLC, 2023 May New Term Loans, 1 Month SOFR + 4.250%	9.403%(c)	05/03/28	15,325	$14,494,455
Uber Technologies, Inc., 2023 Refinancing Term Loan, 3 Month SOFR + 2.750%	7.763(c)	03/03/30	3,330	3,297,591
				17,792,046
Investment Companies 0.3%
EIG Management Co. LLC, Initial Term Loan, 1 Month SOFR + 3.750%^	8.903(c)	02/24/25	1,933	1,918,683
LSF11 Trinity Bidco, Inc., Term Loan^	—(p)	06/14/30	3,975	3,905,437
				5,824,120
Iron/Steel 0.0%
Phoenix Services International LLC, New Money DIP Term Loan, 1 Month SOFR + 12.000%^	17.136(c)	07/29/23	799	751,390
Leisure Time 1.4%
Alterra Mountain Co., Term Loan^	—(p)	05/31/30	5,000	4,975,000
Arcis Golf LLC,
Term Loan	—(p)	11/24/28	398	395,015
Term Loan	—(p)	11/24/28	1,592	1,580,060
Bombardier Recreational Products, Inc. (Canada),
2020 Replacement Term Loan, 1 Month SOFR + 2.100%	7.253(c)	05/24/27	3,013	2,920,191
2022-2 Incremental Loan, 1 Month SOFR + 3.500%	8.653(c)	12/13/29	10,947	10,828,900

Fender Musical Instruments Corp., Initial Term Loan, 1 Month SOFR + 4.100%	9.166(c)	12/01/28	3,602	3,380,971
Recess Holdings, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%	9.023(c)	09/30/24	4,980	4,952,739
				29,032,876

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Lodging 0.2%
Travel + Leisure Co., 2022 Incremental Term Loan, 1 Month SOFR + 4.100%	9.159%(c)	12/14/29	4,564	$4,540,745
Machinery-Diversified 1.3%
CD&R Hydra Buyer, Inc.,
Initial Term Loan, 1 Month SOFR + 4.350%	9.503(c)	12/11/24	3,042	3,012,726
Second Lien Initial Term Loan, 1 Month LIBOR + 8.000%	13.253(c)	04/30/26	300	276,000

Chart Industries, Inc., Amendment No. 3 Term Loan, 1 Month SOFR + 3.850%	8.916(c)	03/15/30	7,925	7,860,610
DXP Enterprises, Inc., Initial Term Loan, 6 Month SOFR + 5.250%	10.444(c)	12/23/27	1,492	1,479,308
Hyster-Yale Group, Inc., Term loan B Facility, 1 Month LIBOR + 3.500%	8.654(c)	05/26/28	5,031	4,785,279
New VAC U.S. LLC (Germany), Term B Loan, 3 Month LIBOR + 4.000%	9.159(c)	03/08/25	1,323	1,163,936
Project Castle, Inc., Intial Term Loan, PRIME + 4.500%	11.709(c)	06/01/29	2,873	2,499,521
Vertical Midco Gmbh (Germany), Term Loan B, 6 Month LIBOR + 3.500%	8.602(c)	07/30/27	6,979	6,729,582
				27,806,962
Media 3.9%
Charter Communications Operating LLC, Term Loan B2, 3 Month SOFR + 1.750%	6.849(c)	02/01/27	8,837	8,642,771
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.559(c)	01/18/28	7,802	6,855,611
Diamond Sports Group LLC,
First Lien Term Loan, 6 Month SOFR + 8.250%	13.064(c)	05/25/26	4,260	3,194,879
Second Lien Term Loan	9.360	08/24/26	55,772	2,701,460

Entercom Media Corp., Term Loan B-2, 1 Month LIBOR + 2.500%	7.660(c)	11/18/24	4,192	1,944,859
iHeartCommunications, Inc.,
Incremental B Term Loan, 1 Month LIBOR + 3.250%	8.404(c)	05/01/26	14,085	11,000,468
New Term Loan, 1 Month LIBOR + 3.000%	8.154(c)	05/01/26	5,278	4,115,685

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Media (cont’d.)

Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month LIBOR + 3.250%	8.404%(c)	09/25/26	10,717	$8,866,625
Sinclair Television Group, Inc., Term Loan B-4, 1 Month SOFR + 3.850%^	9.003(c)	04/21/29	17,358	13,452,062
Univision Communications, Inc.,
2021 Replacement Term Loan, 1 Month LIBOR + 3.250%	8.404(c)	03/15/26	2,440	2,352,787
2022 Incremental First-Lien Term Loan, 3 Month SOFR + 4.250%	9.148(c)	06/24/29	3,176	3,110,495
Initial First Lien Term Loan, 1 Month LIBOR + 3.250%	8.404(c)	01/31/29	9,701	9,204,015

Virgin Media Bristol LLC, Facility Y, 6 Month SOFR + 3.350%	8.311(c)	03/31/31	5,120	4,906,240
				80,347,957
Metal Fabricate/Hardware 1.2%
AZZ, Inc., Initial Term Loan, 1 Month SOFR + 4.350%	9.503(c)	05/11/29	6,820	6,806,080
Crosby U.S. Acquisition Corp., First Lien Initial Term Loan, 3 Month SOFR + 4.850%	9.921(c)	06/26/26	6,002	5,848,521
Grinding Media, Inc., First Lien Initial Term Loan, 3 Month SOFR + 4.000%	9.199(c)	10/12/28	9,660	9,152,588
Tank Holding Corp., 2023 Incremental Term Loan, 1 Month SOFR + 6.100%^	11.182(c)	03/31/28	1,723	1,679,738
WireCo WorldGroup, Inc., Initial Term Loan, 1 Month LIBOR + 4.250%	9.375(c)	11/13/28	2,088	2,053,779
				25,540,706

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Miscellaneous Manufacturing 0.2%
Gates Global LLC, Initial B-4 Dollar Term Loan, 1 Month SOFR + 3.500%	8.653%(c)	11/16/29	1,980	$1,971,102
Momentive Performance Materials, Inc., Initial Term Loan, 1 Month SOFR + 4.500%	9.653(c)	03/29/28	2,695	2,627,625
				4,598,727
Packaging & Containers 0.9%
Clydesdale Acquisition Holdings, Inc., Term B Loan, 1 Month SOFR + 4.275%	9.428(c)	04/13/29	5,539	5,249,445
Pregis TopCo LLC, Facility Incremental Amendment No. 3, 1 Month LIBOR + 3.750%	8.904(c)	07/31/26	3,443	3,356,523
Pretium PKG Holdings, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	9.113(c)	10/02/28	3,691	2,860,642
Tosca Services LLC, 2021 Refinancing Term Loan, 3 Month SOFR + 3.500%	8.807(c)	08/18/27	382	263,613
Trident TPI Holdings, Inc.,
Tranche B-4 Initial Term Loans, 3 Month SOFR + 5.250%	10.148(c)	09/15/28	1,621	1,551,035
Tranche B-5 Initial Term Loan, 1 Month SOFR + 4.500%	9.653(c)	09/15/28	5,342	5,105,763
				18,387,021
Pharmaceuticals 0.6%
Amneal Pharmaceuticals LLC, Initial Term Loan, 1 Month SOFR + 3.614%	8.768(c)	05/04/25	4,781	4,238,107
Endo Luxembourg Finance Co., 2021 Term Loan, PRIME + 6.250%	14.250(c)	03/27/28	1,000	756,250
Gainwell Acquisition Corp., Term B Loan, 3 Month LIBOR + 4.000%	8.998(c)	10/01/27	8,356	7,921,327
				12,915,684

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Pipelines 0.3%
Prairie ECI Acquiror, LP, Initial Term Loan, 1 Month LIBOR + 4.750%	9.904%(c)	03/11/26		6,266	$6,122,761
Private Equity 0.3%
Harbourvest Partners LP, Initial Term Loan, 3 Month SOFR + 3.000%	8.048(c)	04/22/30		6,825	6,748,219
Real Estate 0.8%
Brookfield Property REIT, Inc., Initial Term B Loan, 1 Month SOFR + 2.500%	7.753(c)	08/27/25		16,132	15,239,321
Cushman & Wakefield US Borrower LLC, 2023-1 Refinancing Term Loan, 1 Month SOFR + 3.350%^	8.503(c)	01/31/30		2,050	1,911,625
					17,150,946
Real Estate Investment Trusts (REITs) 1.7%
Blackstone Mortgage Trust, Inc.,
New Term Loan B, 1 Month LIBOR + 2.750%	7.904(c)	04/23/26		2,304	2,146,486
Term B-4 Loan, 1 Month SOFR + 3.500%	8.653(c)	05/09/29		22,056	20,374,346
Starwood Property Mortgage LLC,
Term Loan B, 1 Month SOFR + 3.250%	8.403(c)	11/18/27		5,257	5,013,685
Term Loan B-3, 1 Month SOFR + 3.350%	8.503(c)	07/24/26		3,738	3,583,407

StarWood Property Mortgage LLC, Initial Term Loan, 1 Month SOFR + 2.600%	7.753(c)	07/26/26		3,827	3,644,767
					34,762,691
Retail 3.1%
At Home Group, Inc., Initial Term Loan, 3 Month LIBOR + 4.250%	9.427(c)	07/24/28		8,948	5,917,190
Constellation Automotive Group Ltd. (United Kingdom), Facility 1 Loan, SONIA + 7.500%	11.928(c)	07/27/29	GBP	1,500	998,270
Dave & Buster’s, Inc., Term B Loan, 1 Month SOFR + 5.000%	10.313(c)	06/29/29		5,260	5,253,709
EG America LLC (United Kingdom), Project Becker Additional Facility, 1 Month SOFR + 4.364%	9.414(c)	03/31/26		2,221	2,162,538

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Retail (cont’d.)
EG Finco Ltd. (United Kingdom),
Facility B (USD) Loan, 6 Month LIBOR + 4.000%	9.151%(c)	02/07/25		3,134	$3,051,055
Term B, SONIA + 5.027%	8.967(c)	02/07/25	GBP	5,628	6,663,614

Empire Today LLC, Closing Date Term Loan, 1 Month LIBOR + 5.000%	10.108(c)	04/03/28		6,153	4,645,745
Great Outdoors Group LLC, Term B-2 Loan, 1 Month LIBOR + 3.750%	8.904(c)	03/06/28		13,768	13,352,424
LBM Acquisition LLC, First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	8.904(c)	12/17/27		6,633	6,050,835
Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 3 Month SOFR + 3.512%	8.410(c)	03/03/28		6,975	6,818,141
RC Buyer, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	8.654(c)	07/28/28		4,631	4,329,753
SRS Distribution, Inc., 2021 Refinancing Term Loan, 1 Month LIBOR + 3.500%	8.654(c)	06/02/28		5,481	5,184,385
					64,427,659
Semiconductors 0.8%
Altar Bidco, Inc.,
Initial Term Loan, 12 Month SOFR + 3.100%	6.747(c)	02/01/29		5,874	5,583,559
Second Lien Initial Term Loan, 12 Month SOFR + 5.600%	10.493(c)	02/01/30		2,837	2,482,161

Entegris, Inc., Tranche B Term Loan, 3 Month SOFR + 2.750%	7.903(c)	07/06/29		3,808	3,800,006
Natel Engineering Co., Inc., Initial Term Loan, 1 Month LIBOR + 6.250%	11.410(c)	04/30/26		6,413	5,579,459
					17,445,185
Software 5.4%
athenahealth, Inc., Initial Term Loan, 1 Month SOFR + 3.500%	8.598(c)	02/15/29		16,383	15,400,243

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Software (cont’d.)
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%	8.904%(c)	10/02/25	4,326	$4,260,792
Second Lien Incremental Term Loan, 1 Month LIBOR + 5.500%	10.654(c)	02/27/26	8,245	7,943,821

Cloudera, Inc., Term Loan, 1 Month SOFR + 3.850%	9.003(c)	10/08/28	6,084	5,810,672
Cornerstone OnDemand, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	8.904(c)	10/16/28	7,445	6,672,960
CT Technologies Intermediate Holdings, Inc., Term Loan 2021 Reprice, 1 Month LIBOR + 4.250%	9.404(c)	12/16/25	6,029	5,617,588
EagleView Technology Corp., First Lien Term Loan, 3 Month LIBOR + 3.500%	8.659(c)	08/14/25	7,455	6,606,782
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	12.405(c)	06/13/25	16,294	13,796,383
First Lien Dollar Term Loan, 2 Month LIBOR + 3.500%	8.655(c)	06/13/24	15,945	15,133,832

GI Consilio Parent LLC, First Lien Initial Term Loan, 1 Month LIBOR + 4.000%	9.154(c)	05/12/28	3,422	3,210,340
Greeneden U.S. Holdings II LLC, B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%	9.154(c)	12/01/27	100	97,127
Indicor LLC, Initial Dollar Term Loan, 3 Month SOFR + 4.500%	9.398(c)	11/22/29	2,000	1,976,072
Polaris Newco LLC, First Lien Dollar Term Loan, 3 Month LIBOR + 4.000%	9.159(c)	06/02/28	7,666	6,857,857
Project Sky Merger Sub, Inc., Second Lien Term Loan, 1 Month SOFR + 6.100%^	11.253(c)	10/08/29	3,320	2,822,000
Red Planet Borrower LLC, First Lien Initial Term Loan, 1 Month SOFR + 3.850%	9.003(c)	10/02/28	7,579	6,315,508

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Software (cont’d.)

Renaissance Holding Corp., 2023 Term Loan, 1 Month SOFR + 4.750%	9.903%(c)	04/07/30	4,725	$4,611,094
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	10.419(c)	07/14/28	6,235	5,279,913
				112,412,984
Telecommunications 7.5%
CCI Buyer, Inc., First Lien Initial Term Loan, 3 Month SOFR + 4.000%	8.898(c)	12/17/27	8,316	7,901,842
CenturyLink, Inc., Term B Loan, 1 Month SOFR + 2.250%	7.403(c)	03/15/27	6,575	4,516,203
CommScope, Inc., Initial Term Loan, 1 Month LIBOR + 3.250%	8.404(c)	04/06/26	7,423	6,956,039
Connect Finco Sarl (United Kingdom), Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR + 3.500%	8.660(c)	12/11/26	6,771	6,715,599
Crown Subsea Communications Holding, Inc.,
Amendment No. 2 Term Loans, 1 Month SOFR + 5.364%	10.358(c)	04/27/27	5,830	5,804,494
Initial Term Loan, 1 Month SOFR + 4.864%	10.024(c)	04/27/27	3,282	3,254,599

Digicel International Finance Ltd. (Jamaica), First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	8.410(c)	05/27/24	22,833	20,806,302
Global Tel Link Corp., First Lien Term Loan, 1 Month SOFR + 4.250%	9.503(c)	11/29/25	5,915	5,237,895
Gtt Communications, Inc., Closing Date Term Loan, 3 Month SOFR + 9.100%	14.342(c)	06/30/28	1,425	748,347
GTT RemainCo LLC, Closing Date USD Term Loan, 1 Month SOFR + 7.100%	12.236(c)	12/30/27	1,846	1,522,893
Intelsat Jackson Holdings SA (Luxembourg), Term B Loan, 3 Month SOFR + 4.400%	9.443(c)	02/01/29	22,806	22,398,846
Intrado Corp., Initial Term Loan, 3 Month SOFR + 4.000%	9.045(c)	01/31/30	9,585	9,347,771
MLN US Holdco LLC,
3L Term B Loans, 3 Month SOFR + 9.250%^	14.332(c)	10/18/27	70	33,408
Initial Term Loan, 3 Month SOFR + 6.440%	11.522(c)	10/18/27	10,885	9,251,839

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Telecommunications (cont’d.)
MLN US Holdco LLC, (cont’d.)
Initial Term Loan (Second Out (1st Lien Roll-Up)), 3 Month SOFR + 6.700%	11.782%(c)	10/18/27	19,121	$10,516,788

ORBCOMM, Inc., Closing Date Term Loans, 1 Month LIBOR + 4.250%	9.511(c)	09/01/28	2,076	1,653,279
Patagonia Holdco LLC, Initial Term Loan, 3 Month SOFR + 5.750%	10.789(c)	08/01/29	11,189	8,951,020
Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%	9.659(c)	11/01/24	5,278	4,691,205
Viasat, Inc., Initial Term Loan, 1 Month SOFR + 4.500%	9.653(c)	03/02/29	5,722	5,483,759
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan, 1 Month LIBOR + 4.000%	9.154(c)	10/02/28	11,500	9,214,288
Initial Term Loan- Second Lien, 1 Month SOFR + 7.114%^	12.268(c)	10/01/29	6,630	3,845,400

Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 3.000%	8.154(c)	03/09/27	10,665	8,187,051
				157,038,867
Textiles 0.2%
ASP Unifrax Holdings, Inc., USD Term Loan (First Lien), 3 Month LIBOR + 3.750%	8.909(c)	12/12/25	4,801	4,311,409
Transportation 1.6%
Daseke Cos., Inc., Term Loan, 1 Month SOFR + 4.114%	9.268(c)	03/09/28	5,606	5,467,113
Einstein Merger Sub, Inc., Initial Term Loans, 1 Month LIBOR + 3.500%	8.654(c)	11/23/28	3,775	3,582,676
First Student Bidco, Inc.,
Initial Term B Loan, 3 Month LIBOR + 3.000%	8.143(c)	07/21/28	10,278	9,535,736
Initial Term C Loan, 3 Month LIBOR + 3.000%	8.143(c)	07/21/28	3,842	3,564,552

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Transportation (cont’d.)

Savage Enterprises LLC, Term Loan B, 1 Month LIBOR + 3.250%	8.403%(c)	09/15/28	6,599	$6,559,489
STG Logistics, Inc., Initial Term Loan, 1 Month SOFR + 6.100%^	11.253(c)	03/24/28	3,960	3,682,800
				32,392,366

Total Floating Rate and Other Loans (cost $1,568,969,517)				1,409,388,459
Residential Mortgage-Backed Securities 1.4%
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	6.873(c)	12/25/41	14,500	14,114,370
FHLMC Structured Agency Credit Risk Debt Notes, Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.373(c)	08/25/33	10,085	9,911,639
FHLMC Structured Agency Credit Risk REMIC Trust, Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.373(c)	10/25/41	5,000	4,938,112

Total Residential Mortgage-Backed Securities (cost $28,520,959)				28,964,121

	Shares
Common Stocks 0.2%
Oil, Gas & Consumable Fuels 0.1%
Chesapeake Energy Corp.(a)	37,250	2,803,062
Real Estate Management & Development 0.0%
ASP MCS Acquisition Corp. (original cost $265,715; purchased 09/22/20)*(f)	2,797	90,903

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Wireless Telecommunication Services 0.1%
Intelsat Emergence SA (Luxembourg)*	28,297	$738,552

Total Common Stocks (cost $1,451,608)		3,632,517

	Units
Rights* 0.0%
Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^	2,962	28,230
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^	2,962	5,863

Total Rights (cost $0)		34,093

Total Long-Term Investments (cost $2,286,105,490)		2,071,485,271

	Shares
Short-Term Investments 1.3%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wi)	12,338,345	12,338,345
PGIM Institutional Money Market Fund (cost $16,298,710; includes $16,218,962 of cash collateral for securities on loan)(b)(wi)	16,315,503	16,305,714

Total Short-Term Investments (cost $28,637,055)		28,644,059

TOTAL INVESTMENTS 100.5% (cost $2,314,742,545)		2,100,129,330
Liabilities in excess of other assets(z) (0.5)%		(11,385,411)

Net Assets 100.0%		$2,088,743,919

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
GBP—British Pound
USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNP—BNP Paribas S.A.
BNYM—Bank of New York Mellon
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DAC—Designated Activity Company
DIP—Debtor-In-Possession
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $64,703,245 and 3.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,942,380; cash collateral of $16,218,962 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2023.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $265,715. The aggregate value of $90,903 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Unfunded loan commitments outstanding at May 31, 2023:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
athenahealth, Inc., Initial Delayed Draw Term Loan, 1 Month SOFR + 3.500% (Cap N/A, Floor 0.000%), 3.500%(c), Maturity Date 02/15/29 (cost $1,967,698)	2,012	$1,891,516	$—	$(76,182)
Tank Holding Corp., Delayed Draw Term Commitment, —%(p), Maturity Date 03/31/28 (cost $727,303)^	738	719,887	—	(7,416)
		$2,611,403	$—	$(83,598)
Futures contracts outstanding at May 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
68	20 Year U.S. Treasury Bonds	Sep. 2023	$8,727,375	$77,396
97	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	13,276,875	144,588
				221,984
Short Positions:
675	2 Year U.S. Treasury Notes	Sep. 2023	138,933,985	322,986
21	5 Year Euro-Bobl	Jun. 2023	2,651,877	(69,050)
553	5 Year U.S. Treasury Notes	Sep. 2023	60,320,206	243,434
7	10 Year Euro-Bund	Jun. 2023	1,017,967	(40,336)
557	10 Year U.S. Treasury Notes	Sep. 2023	63,759,094	57,820
				514,854
				$736,838
Forward foreign currency exchange contracts outstanding at May 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/02/23	SSB	GBP	23,229	$28,740,246	$28,896,260	$156,014	$—
Euro,
Expiring 06/02/23	BNP	EUR	20,884	22,479,266	22,325,016	—	(154,250)
Expiring 06/02/23	BNP	EUR	2,504	2,699,324	2,676,325	—	(22,999)

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Forward foreign currency exchange contracts outstanding at May 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 06/02/23	BNP	EUR	2,476	$2,733,162	$2,646,584	$—	$(86,578)
Expiring 06/02/23	SSB	EUR	4,106	4,540,071	4,389,589	—	(150,482)
				$61,192,069	$60,933,774	156,014	(414,309)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/02/23	BNYM	GBP	23,229	$28,952,334	$28,896,260	$56,074	$—
Expiring 07/05/23	SSB	GBP	23,229	28,759,981	28,916,703	—	(156,722)
Euro,
Expiring 06/02/23	MSI	EUR	2,219	2,453,788	2,371,996	81,792	—
Expiring 06/02/23	SCB	EUR	27,750	30,593,859	29,665,517	928,342	—
Expiring 07/05/23	BNP	EUR	20,884	22,522,801	22,368,640	154,161	—
				$113,282,763	$112,219,116	1,220,369	(156,722)
						$1,376,383	$(571,031)
Credit default swap agreements outstanding at May 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2023(4)	Value at Trade Date	Value at May 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.40.V1	06/20/28	5.000%(Q)	105,311	4.729%	$25,256	$2,191,063	$2,165,807
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).